SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2024	Jan. 31, 2024
Right To Use Assets And Lease Liability
Operating lease - right-of-use asset - non-current	$ 98,666	$ 95,808	$ 58,849	$ 39,489	$ 30,084
Operating lease liability	$ 100,066	$ 96,157	$ 59,897	$ 39,489	$ 30,084
Operating Lease, Weighted Average Remaining Lease Term	3 years 2 months 8 days	1 year 11 months 12 days	2 years 29 days
Weighted-average discount rate	8.00%	8.00%	8.00%
Amortization of right-of-use operating lease asset	$ 52,683	$ 20,194	$ 52,043
Impairment of right of use asset	30,084
Total operating lease costs	69,056	20,194	52,043
Operating cash outflows from operating lease (obligation payment)	40,083	53,442	51,344
Right-of-use asset obtained in exchange for new operating lease liability	30,084
Impairment of right of use asset	(30,084)
Net